Other Commitments with Third Parties and Other Contingent Liabilities (Details) € in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 EUR (€) item director	Dec. 31, 2018 USD ($)	Dec. 31, 2018 EUR (€)
Other Commitments with Third Parties and Other Contingent Liabilities
Annual contribution to defined contribution pension plans		€ 833		€ 777
Agreements with employees/directors | director		63
Number of executives with whom contract entered | item		5
Percentage of annual bonus in Grifols Class B Shares or Grifols ADS		50.00%
Vesting Period	2 years 1 day	2 years 1 day
Exchange ratio		1
Amount settled under RSU plan		€ 8,546		7,914
Equity-settled commitment		€ 12,498		€ 12,652
Percentage of Group contribution matching to first 4% of employee contributions		100.00%
Percentage of Group contribution matching to the next 2% following the first 4% of employee contributions		50.00%
Total cost of matching contributions | $	$ 29.4		$ 20.7
Minimum
Other Commitments with Third Parties and Other Contingent Liabilities
Number of years of salary for employees/directors	2 years	2 years
Number of years of salary for executives	1 year	1 year
Maximum
Other Commitments with Third Parties and Other Contingent Liabilities
Number of years of salary for employees/directors	5 years	5 years
Number of years of salary for executives	4 years	4 years
Matching percentage to the employees contribution		50.00%